Revision of Prior Period Financial Statements	12 Months Ended
Dec. 31, 2022
Revision of Prior Period Financial Statements [Abstract]
Revision of Prior Period Financial Statements
33.	Revision of Prior Period Financial Statements

In connection with the preparation of our consolidated financial statements, we identified an immaterial error with regard to advance payments for research and development costs and related tax credits for the annual period ended December 31, 2021. The error was mainly related to investigator float payments to a contract research organization. Due to COVID and other reasons, the scheduled services had not been provided by the end of the year and therefore the payments should have been recognized as advance payments and not as R&D expenses. We evaluated the error and determined that the related impact was not material to our financial statements for any prior periods, but that correction of the impact of the error would be significant to our results of operations for the six months ended June 30, 2022. Accordingly, we have revised previously reported financial information for such immaterial error, as previously disclosed in our Annual Report on Form 20-F for the year ended December 31, 2021. A summary of revisions to our previously reported financial statements presented herein for comparative purposes is included below.

Revised consolidated Balance Sheet

	As of December 31, 2021
	As reported	Adjustment	As revised
Other receivables	917,833	(246,493)	671,340
Prepayments	996,910	578,216	1,575,126
Total current assets	3,759,901	331,723	4,091,624
Total assets	18,838,598	331,723	19,170,321
Accumulated deficit	(176,018,660)	331,723	(175,686,937)
Total shareholders’ equity attributable to owners of the company	12,704,528	331,723	13,036,251
Total equity and liabilities	18,838,598	331,723	19,170,321

Revised consolidated Statement of Profit or Loss and Other Comprehensive Loss

	Year ended December 31, 2021
	As reported	Adjustment	As revised
Other income	460,710	(246,493)	214,217
Research and development	(8,939,037)	578,216	(8,360,821)
Total operating expenses	(15,137,338)	331,723	(14,805,615)
Operating loss	(17,099,793)	331,723	(16,768,070)
Loss before tax	(17,368,546)	331,723	(17,036,823)
Net loss attributable of owners of the Company	(17,390,166)	331,723	(17,058,443)
Total comprehensive loss attributable to owners of the Company	(17,124,410)	331,723	(16,792,687)
Basic and diluted loss per share	(26.26)	0.50	(25.76)

Basic and diluted loss per share as presented in the financial statements as of December 31, 2021, prior to the one-for-twenty reverse share split on October 25, 2022 was CHF 1.31, and the revised number would have been CHF 1.29.

Revised consolidated Statement of Cash Flows

We revised our consolidated statement of cash flows for the year ended December 31, 2021. There was no impact on net cash used in operating activities.

	Year ended December 31, 2021
	As reported	Adjustment	As revised
Net loss	(17,390,166)	331,723	(17,058,443)
Changes in:
Trade and other receivables	(586,612)	246,493	(340,119)
Prepayments	(719,321)	(578,216)	(1,297,537)
Cash used in operating activities	(13,627,738)	—	(13,672,738)